Note 22 - Impact of recently issued accounting standards	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]
22.	Impact of recently issued accounting standards

In November 2023, the FASB issued ASU 2023-07 – Improvements to Reportable Segment Disclosures. This ASU requires incremental disclosures about a public entity’s reportable segments but does not change the definition of a segment or the guidance for determining reportable segments. The new guidance requires disclosure of significant segment expenses that are (1) regularly provided to (or easily computed from information regularly provided to) the chief operating decision maker and (2) included in the reported measure of segment profit or loss. The new standard also allows companies to disclose multiple measures of segment profit or loss if those measures are used to assess performance and allocate resources. The guidance is effective January 1, 2024 and should be adopted retrospectively unless impracticable. The Company is currently assessing the impact of this ASU on its financial disclosures.

In December 2023, the FASB issued ASU 2023-09 – Improvements to Income Tax Disclosures. This ASU requires significant additional disclosures about income taxes, primarily focused on the disclosure of income taxes paid and the rate reconciliation table. The guidance will be applied prospectively and is effective January 1, 2025. The Company is currently assessing the impact of this ASU on its financial disclosures.